UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Legg Mason Partners Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31
Date of reporting period: June 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners S&P 500 Index Fund

Class A Shares

SEMI-ANNUAL REPORT

JUNE 30, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners S&P 500 Index Fund Class A Shares
Semi-Annual Report · June 30, 2006

What’s Inside	Letter from the Chairman	I
	Fund at a Glance	1
	Fund Expenses	2
	Schedule of Investments	4
	Statement of Assets and Liabilities	20
	Statement of Operations	21
	Statements of Changes in Net Assets	22
	Financial Highlights	23
Fund Objective	Notes to Financial Statements	25
The Fund’s goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor’s 500® Composite Stock Price Index.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)i rose 1.7% in the fourth quarter of 2005—the first quarter in which GDP growth did not surpass 3.0% in nearly three years—the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.
     The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25% . Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firm-ing…will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”
     For the six-month period ended June 30, 2006, the U.S. stock market produced positive returns, with the S&P 500 Indexiv returning 2.71% . While the economy expanded and

Legg Mason Partners S&P 500 Index Fund       I

corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.
     Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000v, Russell Midcapvi and Russell 1000vii Indexes returning 8.21%, 4.84% and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.90% and –0.32%, respectively, over the reporting period.

Performance Review
For the six months ended June 30, 2006, Class A shares1 of the Legg Mason Partners S&P 500 Index Fund returned 2.53% . These shares outperformed the Lipper S&P 500 Index Objective Funds Category Average2, which increased 2.46% over the period. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 2.71% for the same time frame.

Performance Snapshot as of June 30, 2006 (unaudited)
6 Months
S&P 500 Index Fund—Class A Shares[1]	2.53%
S&P 500 Index	2.71%
Lipper S&P 500 Index Objective Funds Category Average	2.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions.

Management has agreed to cap Class A shares’ net annual operating expenses at 0.59%. Management may not discontinue or modify this cap without the approval of the Trustees. Absent this cap, performance would have been lower.

1	Prior to April 7, 2006, Class A shares were named Smith Barney shares.
2	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 175 funds in the Fund’s Lipper category.

II       Legg Mason Partners S&P 500 Index Fund

Special Shareholder Notices
As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.
     During the period, Charles Ko and Michael D. Soares, portfolio managers of Batterymarch Financial Management, Inc. (“Batterymarch”), assumed management of the Fund. Batterymarch is a wholly-owned subsidiary of Legg Mason.
     The Fund was formerly known as Smith Barney S&P 500 Index Fund. Class A shares were previously known as Smith Barney shares.

Information About Your Fund
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.
     Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners S&P 500 Index Fund       III

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 28, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Keep in mind that stock prices are subject to market fluctuations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the Index or to adjust for relative weightings. The Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
v	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

IV        Legg Mason Partners S&P 500 Index Fund

Fund at a Glance (unaudited)

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report       1

Fund Expenses (unaudited)

Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	2.53%	$1,000.00	$1,025.30	0.54%	$2.71
Class D	2.84	1,000.00	1,028.40	0.38	1.91

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures reflect contractual fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of contractual fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2       Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.12	0.54%	$2.71
Class D	5.00	1,000.00	1,022.91	0.38	1.91

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of contractual fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments (June 30, 2006) (unaudited)
LEGG MASON PARTNERS S&P 500 INDEX FUND
Shares	Security	Value
COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 10.1%
Auto Components — 0.2%
2,489	Cooper Tire & Rubber Co.	$27,728
7,215	Goodyear Tire & Rubber Co. *	80,087
7,952	Johnson Controls Inc.	653,813
	Total Auto Components	761,628
Automobiles — 0.4%
76,149	Ford Motor Co.	527,712
23,067	General Motors Corp.	687,166
10,957	Harley-Davidson Inc.	601,430
	Total Automobiles	1,816,308
Distributors — 0.1%
7,043	Genuine Parts Co.	293,411
Diversified Consumer Services — 0.1%
5,708	Apollo Group Inc., Class A Shares *	294,933
13,563	H&R Block Inc.	323,613
	Total Diversified Consumer Services	618,546
Hotels, Restaurants & Leisure — 1.5%
17,748	Carnival Corp.	740,802
5,193	Darden Restaurants Inc.	204,604
7,535	Harrah’s Entertainment Inc.	536,341
13,491	Hilton Hotels Corp.	381,525
13,800	International Game Technology	523,572
13,259	Marriott International Inc., Class A Shares	505,433
50,823	McDonald’s Corp.	1,707,653
31,303	Starbucks Corp. *	1,182,001
8,778	Starwood Hotels & Resorts Worldwide Inc.	529,665
4,737	Wendy’s International Inc.	276,120
11,008	Yum! Brands Inc.	553,372
	Total Hotels, Restaurants & Leisure	7,141,088
Household Durables — 0.6%
3,100	Black & Decker Corp.	261,826
4,950	Centex Corp.	248,985
11,095	D.R. Horton Inc.	264,283
5,973	Fortune Brands Inc.	424,143
2,713	Harman International Industries Inc.	231,609
3,005	KB HOME	137,779
7,348	Leggett & Platt Inc.	183,553
5,583	Lennar Corp., Class A Shares	247,718
11,237	Newell Rubbermaid Inc.	290,252
8,687	Pulte Homes Inc.	250,099
2,385	Snap-on Inc.	96,401
See Notes to Financial Statements.

4       Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Household Durables — 0.6% (continued)
2,891	Stanley Works	$136,513
3,179	Whirlpool Corp.	262,744
	Total Household Durables	3,035,905
Internet & Catalog Retail — 0.1%
12,612	Amazon.com Inc. *	487,832
Leisure Equipment & Products — 0.2%
3,878	Brunswick Corp.	128,944
11,715	Eastman Kodak Co.	278,583
7,148	Hasbro Inc.	129,450
15,879	Mattel Inc.	262,162
	Total Leisure Equipment & Products	799,139
Media — 3.4%
31,625	CBS Corp., Class B Shares	855,456
20,526	Clear Channel Communications Inc.	635,280
86,175	Comcast Corp., Class A Shares *	2,821,369
2,402	Dow Jones & Co. Inc.	84,094
3,505	E.W. Scripps Co., Class A Shares	151,206
9,754	Gannett Co. Inc.	545,541
18,205	Interpublic Group of Cos. Inc. *	152,012
14,635	McGraw-Hill Cos. Inc.	735,116
1,726	Meredith Corp.	85,506
5,738	New York Times Co., Class A Shares	140,811
96,481	News Corp., Class A Shares	1,850,506
6,958	Omnicom Group Inc.	619,888
174,651	Time Warner Inc.	3,021,467
8,334	Tribune Co.	270,272
9,123	Univision Communications Inc., Class A Shares *	305,620
29,408	Viacom Inc., Class B Shares *	1,053,983
89,519	Walt Disney Co.	2,685,570
	Total Media	16,013,697
Multiline Retail — 1.2%
4,624	Big Lots Inc. *	78,978
2,482	Dillard’s Inc., Class A Shares	79,052
12,854	Dollar General Corp.	179,699
6,212	Family Dollar Stores Inc.	151,759
22,564	Federated Department Stores Inc.	825,842
9,578	J.C. Penney Co. Inc.	646,611
13,885	Kohl’s Corp. *	820,881
8,783	Nordstrom Inc.	320,579
3,940	Sears Holdings Corp. *	610,070
35,215	Target Corp.	1,720,957
	Total Multiline Retail	5,434,428
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 5

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Specialty Retail — 2.0%
6,143	AutoNation Inc. *	$131,706
2,213	AutoZone Inc. *	195,187
11,511	Bed Bath & Beyond Inc. *	381,820
16,420	Best Buy Co. Inc.	900,473
6,141	Circuit City Stores Inc.	167,158
22,471	Gap Inc.	390,995
84,304	Home Depot Inc.	3,017,240
13,966	Limited Brands Inc.	357,390
31,642	Lowe’s Cos. Inc.	1,919,720
11,735	Office Depot Inc. *	445,930
2,865	OfficeMax Inc.	116,749
5,465	RadioShack Corp.	76,510
4,488	Sherwin-Williams Co.	213,090
29,697	Staples Inc.	722,231
5,747	Tiffany & Co.	189,766
18,656	TJX Cos. Inc.	426,476
	Total Specialty Retail	9,652,441
Textiles, Apparel & Luxury Goods — 0.3%
15,698	Coach Inc. *	469,370
4,649	Jones Apparel Group Inc.	147,792
4,267	Liz Claiborne Inc.	158,135
7,722	NIKE Inc., Class B Shares	625,482
3,582	V.F. Corp.	243,289
	Total Textiles, Apparel & Luxury Goods	1,644,068
	TOTAL CONSUMER DISCRETIONARY	47,698,491
CONSUMER STAPLES — 9.6%
Beverages — 2.1%
31,519	Anheuser-Busch Cos. Inc.	1,436,951
3,390	Brown-Forman Corp., Class B Shares	242,216
83,592	Coca-Cola Co.	3,596,128
12,362	Coca-Cola Enterprises Inc.	251,814
8,118	Constellation Brands Inc., Class A Shares *	202,950
2,372	Molson Coors Brewing Co., Class B Shares	161,011
5,528	Pepsi Bottling Group Inc.	177,725
67,399	PepsiCo Inc.	4,046,636
	Total Beverages	10,115,431
Food & Staples Retailing — 2.4%
19,210	Costco Wholesale Corp.	1,097,467
33,325	CVS Corp.	1,023,078
29,508	Kroger Co.	645,045
18,448	Safeway Inc.	479,648
8,414	SUPERVALU Inc.	258,300
25,227	Sysco Corp.	770,937
101,979	Wal-Mart Stores Inc.	4,912,328
See Notes to Financial Statements.

6       Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Food & Staples Retailing — 2.4% (continued)
41,200	Walgreen Co.	$1,847,408
5,700	Whole Foods Market Inc.	368,448
	Total Food & Staples Retailing	11,402,659
Food Products — 1.2%
26,583	Archer-Daniels-Midland Co.	1,097,346
7,624	Campbell Soup Co.	282,927
21,183	ConAgra Foods Inc.	468,356
5,646	Dean Foods Co. *	209,975
14,517	General Mills Inc.	749,948
13,749	H.J. Heinz Co.	566,734
7,323	Hershey Co.	403,278
10,025	Kellogg Co.	485,511
5,491	McCormick & Co. Inc., Non Voting Shares	184,223
31,003	Sara Lee Corp.	496,668
10,275	Tyson Foods Inc., Class A Shares	152,686
9,055	Wm. Wrigley Jr. Co.	410,735
	Total Food Products	5,508,387
Household Products — 2.2%
6,153	Clorox Co.	375,149
20,991	Colgate-Palmolive Co.	1,257,361
18,752	Kimberly-Clark Corp.	1,156,998
133,838	Procter & Gamble Co.	7,441,393
	Total Household Products	10,230,901
Personal Products — 0.2%
3,169	Alberto-Culver Co.	154,393
18,365	Avon Products Inc.	569,315
4,940	Estee Lauder Cos. Inc., Class A Shares	191,030
	Total Personal Products	914,738
Tobacco — 1.5%
85,167	Altria Group Inc.	6,253,813
3,491	Reynolds American Inc.	402,512
6,585	UST Inc.	297,576
	Total Tobacco	6,953,901
	TOTAL CONSUMER STAPLES	45,126,017
ENERGY — 10.1%
Energy Equipment & Services — 2.0%
13,898	Baker Hughes Inc.	1,137,551
13,113	BJ Services Co.	488,590
21,043	Halliburton Co.	1,561,601
12,653	Nabors Industries Ltd. *	427,545
7,136	National-Oilwell Varco Inc. *	451,852
5,619	Noble Corp.	418,166
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 7

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Energy Equipment & Services — 2.0% (continued)
4,495	Rowan Cos. Inc.	$159,977
48,122	Schlumberger Ltd.	3,133,223
13,252	Transocean Inc. *	1,064,401
14,221	Weatherford International Ltd. *	705,646
	Total Energy Equipment & Services	9,548,552
Oil, Gas & Consumable Fuels — 8.1%
18,701	Anadarko Petroleum Corp.	891,851
13,473	Apache Corp.	919,532
16,858	Chesapeake Energy Corp.	509,955
90,360	Chevron Corp.	5,607,742
67,323	ConocoPhillips	4,411,676
7,432	CONSOL Energy Inc.	347,223
17,945	Devon Energy Corp.	1,084,057
28,214	El Paso Corp.	423,210
9,889	EOG Resources Inc.	685,703
246,649	Exxon Mobil Corp.	15,131,916
9,835	Hess Corp.	519,780
9,259	Kerr-McGee Corp.	642,112
4,251	Kinder Morgan Inc.	424,632
14,782	Marathon Oil Corp.	1,231,341
6,763	Murphy Oil Corp.	377,781
17,467	Occidental Petroleum Corp.	1,791,241
5,437	Sunoco Inc.	376,730
25,102	Valero Energy Corp.	1,669,785
24,274	Williams Cos. Inc.	567,041
14,805	XTO Energy Inc.	655,417
	Total Oil, Gas & Consumable Fuels	38,268,725
	TOTAL ENERGY	47,817,277
FINANCIALS — 21.3%
Capital Markets — 3.4%
9,967	Ameriprise Financial Inc.	445,226
31,352	Bank of New York Co. Inc.	1,009,534
4,919	Bear Stearns Cos. Inc.	689,054
42,082	Charles Schwab Corp.	672,470
17,392	E*TRADE Financial Corp. *	396,885
3,417	Federated Investors Inc., Class B Shares	107,636
6,208	Franklin Resources Inc.	538,916
17,622	Goldman Sachs Group Inc.	2,650,877
8,462	Janus Capital Group Inc.	151,470
5,386	Legg Mason Inc.	536,015
21,838	Lehman Brothers Holdings Inc.	1,422,746
16,745	Mellon Financial Corp.	576,530
37,687	Merrill Lynch & Co. Inc.	2,621,508
43,686	Morgan Stanley	2,761,392
7,535	Northern Trust Corp.	416,686
See Notes to Financial Statements.

8      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Capital Markets — 3.4% (continued)
13,555	State Street Corp.	$787,410
10,832	T. Rowe Price Group Inc.	409,558
	Total Capital Markets	16,193,913
Commercial Banks — 4.2%
14,199	AmSouth Bancorp.	375,564
22,477	BB&T Corp.	934,818
6,590	Comerica Inc.	342,614
7,455	Commerce Bancorp Inc.	265,920
5,280	Compass Bancshares Inc.	293,568
22,698	Fifth Third Bancorp.	838,691
5,052	First Horizon National Corp.	203,090
10,041	Huntington Bancshares Inc.	236,767
16,492	KeyCorp	588,435
3,216	M&T Bank Corp.	379,231
9,225	Marshall & Ilsley Corp.	421,951
22,201	National City Corp.	803,454
18,973	North Fork Bancorporation Inc.	572,415
12,072	PNC Financial Services Group Inc.	847,092
18,710	Regions Financial Corp.	619,675
14,879	SunTrust Banks Inc.	1,134,673
13,149	Synovus Financial Corp.	352,130
72,595	U.S. Bancorp	2,241,734
65,604	Wachovia Corp.	3,547,864
68,488	Wells Fargo & Co.	4,594,175
4,325	Zions Bancorporation	337,091
	Total Commercial Banks	19,930,952
Consumer Finance — 1.0%
50,323	American Express Co.	2,678,190
12,360	Capital One Financial Corp.	1,056,162
16,758	SLM Corp.	886,834
	Total Consumer Finance	4,621,186
Diversified Financial Services — 5.6%
186,037	Bank of America Corp.	8,948,380
8,130	CIT Group Inc.	425,118
202,659	Citigroup Inc.	9,776,270
141,714	JPMorgan Chase & Co.	5,951,988
9,921	Moody’s Corp.	540,297
11,297	Principal Financial Group Inc.	628,678
	Total Diversified Financial Services	26,270,731
Insurance — 4.5%
13,229	ACE Ltd.	669,255
20,282	AFLAC Inc.	940,071
25,914	Allstate Corp.	1,418,273
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 9

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Insurance — 4.5% (continued)
4,261	Ambac Financial Group Inc.	$345,567
105,941	American International Group Inc.	6,255,816
12,997	Aon Corp.	452,555
16,923	Chubb Corp.	844,458
7,159	Cincinnati Financial Corp.	336,545
14,767	Genworth Financial Inc., Class A Shares	514,482
12,358	Hartford Financial Services Group Inc.	1,045,487
11,683	Lincoln National Corp.	659,388
16,560	Loews Corp.	587,052
22,409	Marsh & McLennan Cos. Inc.	602,578
5,446	MBIA Inc.	318,863
30,942	MetLife Inc.	1,584,540
31,832	Progressive Corp.	818,401
20,009	Prudential Financial Inc.	1,554,699
4,842	SAFECO Corp.	272,847
28,398	St. Paul Travelers Cos. Inc.	1,265,983
4,101	Torchmark Corp.	249,013
12,059	UnumProvident Corp.	218,630
7,361	XL Capital Ltd., Class A Shares	451,229
	Total Insurance	21,405,732
Real Estate Investment Trusts (REITs) — 1.0%
4,027	Apartment Investment and Management Co., Class A Shares	174,973
8,747	Archstone-Smith Trust	444,960
3,753	Boston Properties Inc.	339,271
14,933	Equity Office Properties Trust	545,204
11,879	Equity Residential	531,348
8,622	Kimco Realty Corp.	314,617
7,488	Plum Creek Timber Co. Inc.	265,824
9,960	ProLogis	519,115
3,382	Public Storage Inc.	256,694
7,507	Simon Property Group Inc.	622,630
4,889	Vornado Realty Trust	476,922
	Total Real Estate Investment Trusts (REITs)	4,491,558
Thrifts & Mortgage Finance — 1.6%
24,697	Countrywide Financial Corp.	940,462
39,506	Fannie Mae	1,900,239
28,183	Freddie Mac	1,606,713
10,497	Golden West Financial Corp.	778,877
3,567	MGIC Investment Corp.	231,855
15,349	Sovereign Bancorp Inc.	311,744
39,185	Washington Mutual Inc.	1,786,052
	Total Thrifts & Mortgage Finance	7,555,942
	TOTAL FINANCIALS	100,470,014
See Notes to Financial Statements.

10      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
HEALTH CARE — 12.2%
Biotechnology — 1.3%
48,096	Amgen Inc. *	$3,137,302
7,692	Applera Corp. - Applied Biosystems Group	248,836
14,025	Biogen Idec Inc. *	649,778
10,618	Genzyme Corp. *	648,229
18,558	Gilead Sciences Inc. *	1,097,892
10,040	MedImmune Inc. *	272,084
	Total Biotechnology	6,054,121
Health Care Equipment & Supplies — 1.8%
2,219	Bausch & Lomb Inc.	108,820
26,649	Baxter International Inc.	979,617
10,087	Becton, Dickinson, & Co.	616,618
10,098	Biomet Inc.	315,966
49,557	Boston Scientific Corp. *	834,540
4,270	C.R. Bard Inc.	312,820
5,061	Fisher Scientific International Inc. *	369,706
6,362	Hospira Inc. *	273,184
49,205	Medtronic Inc.	2,308,699
2,172	Millipore Corp. *	136,814
5,191	PerkinElmer Inc.	108,492
14,722	St. Jude Medical Inc. *	477,287
11,846	Stryker Corp.	498,835
6,802	Thermo Electron Corp. *	246,505
4,227	Waters Corp. *	187,679
10,116	Zimmer Holdings Inc. *	573,780
	Total Health Care Equipment & Supplies	8,349,362
Health Care Providers & Services — 2.7%
23,126	Aetna Inc.	923,421
8,603	AmerisourceBergen Corp.	360,638
17,035	Cardinal Health Inc.	1,095,862
18,045	Caremark Rx Inc.	899,904
4,887	CIGNA Corp.	481,418
6,546	Coventry Health Care Inc. *	359,637
5,928	Express Scripts Inc. *	425,275
16,643	HCA Inc.	718,145
9,794	Health Management Associates Inc., Class A Shares	193,040
6,746	Humana Inc. *	362,260
8,264	IMS Health Inc.	221,888
5,086	Laboratory Corp. of America Holdings *	316,502
3,275	Manor Care Inc.	153,663
12,391	McKesson Corp.	585,847
12,304	Medco Health Solutions Inc. *	704,773
5,778	Patterson Cos. Inc. *	201,826
6,628	Quest Diagnostics Inc.	397,150
19,463	Tenet Healthcare Corp. *	135,852
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 11

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Health Care Providers & Services — 2.7% (continued)
54,939	UnitedHealth Group Inc.	$2,460,168
25,998	WellPoint Inc. *	1,891,874
	Total Health Care Providers & Services	12,889,143
Pharmaceuticals — 6.4%
62,248	Abbott Laboratories	2,714,635
6,226	Allergan Inc.	667,801
4,357	Barr Pharmaceuticals Inc. *	207,785
80,185	Bristol-Myers Squibb Co.	2,073,584
46,094	Eli Lilly & Co.	2,547,615
13,211	Forest Laboratories Inc. *	511,134
120,769	Johnson & Johnson	7,236,479
9,980	King Pharmaceuticals Inc. *	169,660
88,913	Merck & Co. Inc.	3,239,101
8,635	Mylan Laboratories Inc.	172,700
298,856	Pfizer Inc.	7,014,150
60,547	Schering-Plough Corp.	1,152,209
4,135	Watson Pharmaceuticals Inc. *	96,263
54,896	Wyeth	2,437,931
	Total Pharmaceuticals	30,241,047
	TOTAL HEALTH CARE	57,533,673
INDUSTRIALS — 11.6%
Aerospace & Defense — 2.4%
32,612	Boeing Co.	2,671,249
16,465	General Dynamics Corp.	1,077,799
4,956	Goodrich Corp.	199,677
33,666	Honeywell International Inc.	1,356,740
4,974	L-3 Communications Holdings Inc.	375,139
14,424	Lockheed Martin Corp.	1,034,778
14,021	Northrop Grumman Corp.	898,185
18,172	Raytheon Co.	809,926
6,978	Rockwell Collins Inc.	389,861
41,265	United Technologies Corp.	2,617,026
	Total Aerospace & Defense	11,430,380
Air Freight & Logistics — 1.1%
12,444	FedEx Corp.	1,454,206
2,438	Ryder System Inc.	142,452
44,239	United Parcel Service Inc., Class B Shares	3,642,197
	Total Air Freight & Logistics	5,238,855
Airlines — 0.1%
28,806	Southwest Airlines Co.	471,554
Building Products — 0.2%
7,160	American Standard Cos. Inc.	309,813
16,126	Masco Corp.	477,975
	Total Building Products	787,788
See Notes to Financial Statements.

12      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Commercial Services & Supplies — 0.7%
9,878	Allied Waste Industries Inc. *	$112,214
4,477	Avery Dennison Corp.	259,935
40,796	Cendant Corp.	664,567
5,704	Cintas Corp.	226,791
5,270	Equifax Inc.	180,972
5,265	Monster Worldwide Inc. *	224,605
9,018	Pitney Bowes Inc.	372,443
8,860	R.R. Donnelley & Sons Co.	283,077
7,007	Robert Half International Inc.	294,294
22,233	Waste Management Inc.	797,720
	Total Commercial Services & Supplies	3,416,618
Construction & Engineering — 0.1%
3,571	Fluor Corp.	331,853
Electrical Equipment — 0.5%
6,893	American Power Conversion Corp.	134,345
3,738	Cooper Industries Ltd., Class A Shares	347,335
16,741	Emerson Electric Co.	1,403,063
7,240	Rockwell Automation Inc.	521,352
	Total Electrical Equipment	2,406,095
Industrial Conglomerates — 4.1%
30,750	3M Co.	2,483,677
423,904	General Electric Co.	13,971,876
5,306	Textron Inc.	489,107
83,047	Tyco International Ltd.	2,283,793
	Total Industrial Conglomerates	19,228,453
Machinery — 1.6%
27,299	Caterpillar Inc.	2,033,230
1,888	Cummins Inc.	230,808
9,623	Danaher Corp.	618,951
9,567	Deere & Co.	798,749
8,316	Dover Corp.	411,060
6,103	Eaton Corp.	460,166
16,892	Illinois Tool Works Inc.	802,370
13,419	Ingersoll-Rand Co., Ltd., Class A Shares	574,065
7,583	ITT Industries Inc.	375,358
2,507	Navistar International Corp. *	61,697
6,741	PACCAR Inc.	555,324
5,085	Pall Corp.	142,380
4,907	Parker Hannifin Corp.	380,783
	Total Machinery	7,444,941
Road & Rail — 0.8%
14,873	Burlington Northern Santa Fe Corp.	1,178,685
9,038	CSX Corp.	636,637
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 13

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Road & Rail — 0.8% (continued)
16,903	Norfolk Southern Corp.	$899,578
10,970	Union Pacific Corp.	1,019,771
	Total Road & Rail	3,734,671
Trading Companies & Distributors — 0.0%
3,098	W. W. Grainger Inc.	233,063
	TOTAL INDUSTRIALS	54,724,271
INFORMATION TECHNOLOGY — 14.7%
Communications Equipment — 2.7%
4,808	ADC Telecommunications Inc. *	81,063
6,553	Andrew Corp. *	58,060
16,903	Avaya Inc. *	193,032
23,144	Ciena Corp. *	111,323
248,984	Cisco Systems Inc. *	4,862,657
8,087	Comverse Technology Inc. *	159,880
63,527	Corning Inc. *	1,536,718
67,052	JDS Uniphase Corp. *	169,642
23,075	Juniper Networks Inc. *	368,969
182,718	Lucent Technologies Inc. *	442,177
100,740	Motorola Inc.	2,029,911
68,286	QUALCOMM Inc.	2,736,220
18,276	Tellabs Inc. *	243,254
	Total Communications Equipment	12,992,906
Computers & Peripherals — 3.4%
34,689	Apple Computer Inc. *	1,981,436
92,650	Dell Inc. *	2,261,586
96,442	EMC Corp. *	1,057,969
10,931	Gateway Inc. *	20,769
113,720	Hewlett-Packard Co.	3,602,650
63,235	International Business Machines Corp.	4,857,713
4,275	Lexmark International Inc., Class A Shares *	238,673
7,477	NCR Corp. *	273,957
15,261	Network Appliance Inc. *	538,713
6,644	QLogic Corp. *	114,542
7,967	SanDisk Corp. *	406,158
142,658	Sun Microsystems Inc. *	592,031
	Total Computers & Peripherals	15,946,197
Electronic Equipment & Instruments — 0.3%
17,367	Agilent Technologies Inc. *	548,103
7,121	Jabil Circuit Inc.	182,298
5,653	Molex Inc.	189,771
20,783	Sanmina-SCI Corp. *	95,602
37,296	Solectron Corp. *	127,552
See Notes to Financial Statements.

14      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Electronic Equipment & Instruments — 0.3% (continued)
10,428	Symbol Technologies Inc.	$112,518
3,339	Tektronix Inc.	98,233
	Total Electronic Equipment & Instruments	1,354,077
Internet Software & Services — 1.4%
47,161	eBay Inc. *	1,381,346
8,406	Google Inc., Class A Shares *	3,524,888
9,975	VeriSign Inc. *	231,121
51,139	Yahoo! Inc. *	1,687,587
	Total Internet Software & Services	6,824,942
IT Services — 1.0%
4,811	Affiliated Computer Services Inc., Class A Shares *	248,296
23,508	Automatic Data Processing Inc.	1,066,088
7,673	Computer Sciences Corp. *	371,680
5,616	Convergys Corp. *	109,512
21,150	Electronic Data Systems Corp.	508,869
31,114	First Data Corp.	1,401,375
7,203	Fiserv Inc. *	326,728
13,678	Paychex Inc.	533,168
5,449	Sabre Holdings Corp., Class A Shares	119,878
13,964	Unisys Corp. *	87,694
	Total IT Services	4,773,288
Office Electronics — 0.1%
37,449	Xerox Corp. *	520,915
Semiconductors & Semiconductor Equipment — 2.7%
19,745	Advanced Micro Devices Inc. *	482,173
14,560	Altera Corp. *	255,528
14,596	Analog Devices Inc.	469,115
63,601	Applied Materials Inc.	1,035,424
18,682	Broadcom Corp., Class A Shares *	561,394
16,550	Freescale Semiconductor Inc., Class B Shares *	486,570
236,984	Intel Corp.	4,490,847
8,120	KLA-Tencor Corp.	337,548
12,402	Linear Technology Corp.	415,343
15,972	LSI Logic Corp. *	142,949
13,080	Maxim Integrated Products Inc.	419,999
29,575	Micron Technology Inc. *	445,400
13,627	National Semiconductor Corp.	325,004
5,102	Novellus Systems Inc. *	126,019
14,378	NVIDIA Corp. *	306,108
8,202	PMC-Sierra Inc. *	77,099
7,959	Teradyne Inc. *	110,869
63,546	Texas Instruments Inc.	1,924,808
14,010	Xilinx Inc.	317,327
	Total Semiconductors & Semiconductor Equipment	12,729,524
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 15

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Software — 3.1%
24,419	Adobe Systems Inc. *	$741,361
9,450	Autodesk Inc. *	325,647
8,640	BMC Software Inc. *	206,496
18,533	CA Inc.	380,853
7,429	Citrix Systems Inc. *	298,200
15,213	Compuware Corp. *	101,927
12,489	Electronic Arts Inc. *	537,526
6,968	Intuit Inc. *	420,797
357,818	Microsoft Corp.	8,337,159
14,139	Novell Inc. *	93,742
158,834	Oracle Corp. *	2,301,505
4,500	Parametric Technology Corp. *	57,195
42,218	Symantec Corp. *	656,068
	Total Software	14,458,476
	TOTAL INFORMATION TECHNOLOGY	69,600,325
MATERIALS — 3.0%
Chemicals — 1.5%
9,081	Air Products & Chemicals Inc.	580,458
2,828	Ashland Inc.	188,628
39,278	Dow Chemical Co.	1,533,020
37,575	E.I. du Pont de Nemours & Co.	1,563,120
3,294	Eastman Chemical Co.	177,876
7,418	Ecolab Inc.	301,022
4,612	Hercules Inc. *	70,379
3,237	International Flavors & Fragrances Inc.	114,072
11,015	Monsanto Co.	927,353
6,711	PPG Industries Inc.	442,926
13,179	Praxair Inc.	711,666
5,853	Rohm & Haas Co.	293,352
2,727	Sigma-Aldrich Corp.	198,089
	Total Chemicals	7,101,961
Construction Materials — 0.1%
4,072	Vulcan Materials Co.	317,616
Containers & Packaging — 0.2%
4,269	Ball Corp.	158,124
4,264	Bemis Co. Inc.	130,564
5,832	Pactiv Corp. *	144,342
3,328	Sealed Air Corp.	173,322
4,436	Temple-Inland Inc.	190,171
	Total Containers & Packaging	796,523
Metals & Mining — 0.9%
35,390	Alcoa Inc.	1,145,221
3,558	Allegheny Technologies Inc.	246,356
7,687	Freeport-McMoRan Copper & Gold Inc., Class B Shares	425,937
See Notes to Financial Statements.

16       Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Metals & Mining — 0.9% (continued)
18,309	Newmont Mining Corp.	$969,095
12,709	Nucor Corp.	689,463
8,313	Phelps Dodge Corp.	682,996
5,099	United States Steel Corp.	357,542
	Total Metals & Mining	4,516,610
Paper & Forest Products — 0.3%
20,055	International Paper Co.	647,776
4,301	Louisiana-Pacific Corp.	94,192
7,327	MeadWestvaco Corp.	204,643
10,043	Weyerhaeuser Co.	625,177
	Total Paper & Forest Products	1,571,788
	TOTAL MATERIALS	14,304,498
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 2.6%
158,610	AT&T Inc.	4,423,633
73,774	BellSouth Corp.	2,670,619
4,783	CenturyTel Inc.	177,689
13,282	Citizens Communications Co.	173,330
6,077	Embarq Corp. *	249,096
63,982	Qwest Communications International Inc. *	517,614
118,982	Verizon Communications Inc.	3,984,707
	Total Diversified Telecommunication Services	12,196,688
Wireless Telecommunication Services — 0.7%
15,870	ALLTEL Corp.	1,012,982
121,503	Sprint Nextel Corp.	2,428,845
	Total Wireless Telecommunication Services	3,441,827
	TOTAL TELECOMMUNICATION SERVICES	15,638,515
UTILITIES — 3.4%
Electric Utilities — 1.8%
6,662	Allegheny Energy Inc. *	246,960
16,066	American Electric Power Co. Inc.	550,261
50,370	Duke Energy Corp.	1,479,367
13,289	Edison International	518,271
8,481	Entergy Corp.	600,031
27,265	Exelon Corp.	1,549,470
13,453	FirstEnergy Corp.	729,287
16,488	FPL Group Inc.	682,273
4,123	Pinnacle West Capital Corp.	164,549
15,638	PPL Corp.	505,107
10,318	Progress Energy Inc.	442,333
30,265	Southern Co.	969,993
	Total Electric Utilities	8,437,902
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 17

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Gas Utilities — 0.0%
1,812	Nicor Inc.	$75,198
1,589	Peoples Energy Corp.	57,061
	Total Gas Utilities	132,259
Independent Power Producers & Energy Traders — 0.5%
26,850	AES Corp. *	495,383
7,299	Constellation Energy Group Inc.	397,942
14,637	Dynegy Inc., Class A Shares *	80,064
18,860	TXU Corp.	1,127,639
	Total Independent Power Producers & Energy Traders	2,101,028
Multi-Utilities — 1.1%
8,375	Ameren Corp.	422,937
12,704	CenterPoint Energy Inc.	158,800
9,107	CMS Energy Corp. *	117,845
10,024	Consolidated Edison Inc.	445,467
14,157	Dominion Resources Inc.	1,058,802
7,251	DTE Energy Co.	295,406
7,136	KeySpan Corp.	288,294
11,181	NiSource Inc.	244,193
14,160	PG&E Corp.	556,204
10,256	Public Service Enterprise Group Inc.	678,127
10,597	Sempra Energy	481,951
8,536	TECO Energy Inc.	127,528
16,689	Xcel Energy Inc.	320,095
	Total Multi-Utilities	5,195,649
	TOTAL UTILITIES	15,866,838
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $418,566,956)	468,779,919
Face Amount
SHORT-TERM INVESTMENTS(a) — 1.3%
Repurchase Agreement — 1.2%
$5,710,000	State Street Bank & Trust Co. dated 6/30/06, 4.080% due 7/3/06;
	Proceeds at maturity - $5,711,941; (Fully collateralized by
	U.S. Treasury Note, 4.625% due 3/31/08; Market value - $5,825,000)
	(Cost — $5,710,000)	5,710,000
U.S. Government Obligation — 0.1%
425,000	U.S. Treasury Bills, 4.804%-4.828% due 9/14/06 (Cost — $420,777) (b)(c)	420,924
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $6,130,777)	6,130,924
See Notes to Financial Statements.

18      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Face Amount	Security	Value
	TOTAL INVESTMENTS — 100.6% (Cost — $424,697,733#)	$474,910,843
	Liabilities in Excess of Other Assets — (0.6)%	(2,926,325)
	TOTAL NET ASSETS — 100.0%	$471,984,518

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(c)	Rate shown represents yield to maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 19

Statement of Assets and Liabilities (June 30, 2006) (unaudited)
ASSETS:
Investments, at value (Cost — $424,697,733)	$474,910,843
Cash	257
Receivable for Fund shares sold	590,315
Dividends and interest receivable	536,412
Receivable for securities sold	57,106
Prepaid expenses	29,691
Other assets	1,075
Total Assets	476,125,699
LIABILITIES:
Payable for Fund shares repurchased	3,805,775
Administration fee payable	57,902
Investment management fee payable	36,034
Distribution fees payable	35,453
Payable for securities purchased	31,671
Payable to broker - variation margin on open futures contracts	16,581
Trustees’ fees payable	2,086
Deferred compensation payable	669
Accrued expenses	155,010
Total Liabilities	4,141,181
Total Net Assets	$471,984,518
NET ASSETS:
Par value (Note 6)	$36,444
Paid-in capital in excess of par value	466,769,245
Undistributed net investment income	3,458,546
Accumulated net realized loss on investments and futures contracts	(48,609,702)
Net unrealized appreciation on investments and futures contracts	50,329,985
Total Net Assets	$471,984,518
Shares Outstanding†:
Class A	33,759,226
Class D	2,685,163
Net Asset Value†:
Class A	$12.95
Class D	$13.02
†On April 7, 2006, Smith Barney shares and Citi shares were renamed as Class A and Class D shares, respectively.
See Notes to Financial Statements.

20      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2006) (unaudited)
INVESTMENT INCOME:
Dividends	$4,636,955
Interest	124,034
Total Investment Income	4,760,989
EXPENSES:
Distribution fees (Notes 2 and 4)	452,007
Investment management fee (Note 2)	369,964
Administration fees (Note 2)	246,642
Transfer agent fees (Note 4)	97,369
Shareholder reports (Note 4)	68,458
Standard and Poor’s license fee	23,968
Custody fees	19,529
Registration fees	18,369
Audit and tax	12,511
Legal fees	5,958
Insurance	5,581
Trustees’ fees	4,419
Miscellaneous expenses	1,810
Total Expenses	1,326,585
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(24,142)
Net Expenses	1,302,443
Net Investment Income	3,458,546
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Loss From:
Investment transactions	(21,501,805)
Futures contracts	(235,146)
Net Realized Loss	(21,736,951)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	30,888,607
Futures contracts	200,440
Change in Net Unrealized Appreciation/Depreciation	31,089,047
Net Gain on Investments and Futures Contracts	9,352,096
Increase in Net Assets From Operations	$12,810,642
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 21

Statements of Changes in Net Assets
For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005
	2006	2005
OPERATIONS:
Net investment income	$3,458,546	$6,451,043
Net realized loss	(21,736,951)	(9,035,886)
Change in net unrealized appreciation/depreciation	31,089,047	23,432,042
Increase in Net Assets From Operations	12,810,642	20,847,199
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	—	(6,600,607)
Decrease in Net Assets From Distributions to Shareholders	—	(6,600,607)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	33,334,597	83,013,135
Reinvestment of distributions	—	6,237,233
Cost of shares repurchased	(74,764,695)	(114,246,189)
Decrease in Net Assets From Fund Share Transactions	(41,430,098)	(24,995,821)
Decrease in Net Assets	(28,619,456)	(10,749,229)
NET ASSETS:
Beginning of period	500,603,974	511,353,203
End of period *	$471,984,518	$500,603,974
* Includes undistributed net investment income of:	$3,458,546	$—
See Notes to Financial Statements.

22      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares(1)(2)	2006(3)		2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$12.63		$12.28	$11.30	$8.92	$11.63	$13.38
Income (Loss) From Operations:
Net investment income	0.09		0.16	0.16	0.12	0.10	0.10
Net realized and
unrealized gain (loss)	0.23		0.36	0.99	2.37	(2.71)	(1.75)
Total Income (Loss) From Operations	0.32		0.52	1.15	2.49	(2.61)	(1.65)
Less Distributions From:
Net investment income	—		(0.17)	(0.17)	(0.11)	(0.10)	(0.10)
Total Distributions	—		(0.17)	(0.17)	(0.11)	(0.10)	(0.10)
Net Asset Value, End of Period	12.95		12.63	12.28	11.30	8.92	11.63
Total Return(4)	2.53%		4.19%	10.21%	27.95%	(22.47)%	(12.37)%
Net Assets,
End of Period (millions)	437		453	467	466	332	380
Ratios to Average Net Assets:
Gross expenses	0.55	%(5)	0.59%	0.58%	0.61%	0.62%	0.60%
Net expenses(6)(7)	0.54	(5)	0.59	0.57	0.59	0.59	0.59
Net investment income	1.39	(5)	1.27	1.42	1.19	1.03	0.81
Portfolio Turnover Rate	4%		8%	6%	1%	2%	7%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 7, 2006, Smith Barney shares were renamed as Class A shares.
(3)	For the six months ended June 30, 2006 (unaudited).
(4)	Performance figures may reflect contractual fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	As a result of a contractual expense limitation, the ratio of expenses to average net assets for Class A shares will not exceed 0.59%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 23

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class D Shares(1)(2)	2006(3)		2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$12.66		$12.30	$11.32	$8.93	$11.64	$13.39
Income (Loss) From Operations:
Net investment income	0.10		0.18	0.19	0.14	0.12	0.13
Net realized and
unrealized gain (loss)	0.26		0.37	0.99	2.39	(2.72)	(1.76)
Total Income (Loss) From Operations	0.36		0.55	1.18	2.53	(2.60)	(1.63)
Less Distributions From:
Net investment income	—		(0.19)	(0.20)	(0.14)	(0.11)	(0.12)
Total Distributions	—		(0.19)	(0.20)	(0.14)	(0.11)	(0.12)
Net Asset Value, End of Period	$13.02		$12.66	$12.30	$11.32	$8.93	$11.64
Total Return(4)	2.84%		4.47%	10.39%	28.29%	(22.29)%	(12.19)%
Net Assets,
End of Period (millions)	$35		$48	$44	$43	$24	$30
Ratios to Average Net Assets:
Gross expenses	0.45	%(5)	0.53%	0.42%	0.42%	0.53%	0.40%
Net expenses(6)(7)	0.38	(5)	0.39	0.39	0.39	0.39	0.39
Net investment income	1.56	(5)	1.47	1.61	1.39	1.20	1.01
Portfolio Turnover Rate	4%		8%	6%	1%	2%	7%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 7, 2006, Citi shares were renamed as Class D shares.
(3)	For the six months ended June 30, 2006 (unaudited).
(4)	Performance figures may reflect contractual fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	As a result of a contractual expense limitation, the ratio of expenses to average net assets for Class D shares will not exceed 0.39%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
24 Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies
Legg Mason Partners S&P 500 Index Fund (formerly known as Smith Barney S&P 500 Index Fund ) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Trust (formerly known as Smith Barney Investment Trust) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
     (c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report      25

Notes to Financial Statements (unaudited) (continued)

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
     (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
     (e) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the true tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.
     (f ) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
     (g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
     (h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.
     (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. During the current period, accumulated realized gain and cost of investments have each been reduced by $4,660 as a result of return of capital distributions paid by REITs. These adjustments have no effect on net assets or net asset values per share.

26     Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates
TIMCO Asset Management, Inc. (“TIMCO”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acts as the investment adviser of the Fund. Under the investment advisory agreement, the Fund pays an investment management fee calculated at an annual rate of 0.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.
     Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, acts as administrator to the Fund. Under the administration agreement, the Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.
     During the six months ended June 30, 2006, the Fund’s Class A and D shares had contractual expense limitations in place of 0.59% and 0.39% of the average daily net assets of each class, respectively.
     During the six months ended June 30, 2006, TIMCO waived a portion of its fee in the amount of $13,029. In addition, during the six months ended June 30, 2006, the Fund was reimbursed for expenses in the amount of $11,113. These expense limitations may not be discontinued or modified without the approval of the Board of Trustees.
     Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.
     The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees' fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees' fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2006, the Fund had accrued $669 as deferred compensation payable under the Plan.
     Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report      27

Notes to Financial Statements (unaudited) (continued)

3. Investments
During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$20,212,368
Sales	58,635,541

     At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$108,846,069
Gross unrealized depreciation	(58,632,959)
Net unrealized appreciation	$ 50,213,110

At June 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	20	9/06	$6,280,125	$6,397,000	$116,875

4. Class Specific Expenses
The Fund has adopted a Rule 12b-1 Distribution Plan and under that plan the Fund pays a service fee calculated at the annual rate of 0.20% of the average daily net assets for Class A shares. There is no distribution fee incurred by the Fund's Class D shares. Distribution fees are accrued daily and paid monthly.
      For the six months ended June 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$452,007	$79,168	$52,389
Class D	—	18,201	16,069
Total	$452,007	$97,369	$68,458

5. Distributions to Shareholders by Class

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net Investment Income:
Class A†	$ —	$5,887,123
Class D†	—	713,484
Total	$ —	$6,600,607
† On April 7, 2006, Smith Barney shares and Citi shares were renamed as Class A and Class D shares, respectively.

28      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6. Shares of Beneficial Interest
At June 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
      Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Class A†
Shares sold	2,142,614	$ 27,850,510	5,575,583	$ 68,237,556
Shares issued on reinvestment	—	—	434,246	5,527,952
Shares repurchased	(4,216,333)	(54,916,309)	(8,217,713)	(101,118,613)
Net Decrease	(2,073,719)	$ (27,065,799)	(2,207,884)	$ (27,353,105)
Class D†
Shares sold	419,846	$ 5,484,087	1,198,323	$ 14,775,579
Shares issued on reinvestment	—	—	55,586	709,281
Shares repurchased	(1,521,215)	(19,848,386)	(1,074,413)	(13,127,576)
Net Increase (Decrease)	(1,101,369)	$ (14,364,299)	179,496	$ 2,357,284
† On April 7, 2006, Smith Barney shares and Citi shares were renamed as Class A and Class D shares, respectively.

7. Capital Loss Carryforward
As of December 31, 2005, the Fund had a net capital loss carryforward of approximately $9,698,672 all of which expires in 2010. This amount will be available to offset any future taxable capital gains.

8. Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report       29

Notes to Financial Statements (unaudited) (continued)

specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.
     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

30      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9. Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
     As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

*      *      *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report      31

Notes to Financial Statements (unaudited) (continued)

brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to replead as a derivative claim.

10. Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
     Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Fund.

11. Subsequent Events
     The Fund’s Board has approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.
     Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

12. Recent Accounting Pronouncement
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires

32      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Legg Mason Partners S&P 500 Index Fund Class A Shares

TRUSTEES	TRANSFER AGENT
Dwight B. Crane	PFPC Inc.
Burt N. Dorsett	4400 Computer Drive
R. Jay Gerken, CFA	Westborough, Massachusetts
Chairman	01581
Elliot S. Jaffe
Stephen E. Kaufman	SUB-TRANSFER AGENT
Cornelius C. Rose, Jr.	Boston Financial Data
Services, Inc.
INVESTMENT ADVISER	2 Heritage Drive
TIMCO Asset Management, Inc.	North Quincy, Massachusetts
02171
DISTRIBUTORS
Citigroup Global Markets Inc.	INDEPENDENT
Legg Mason Investor	REGISTERED PUBLIC
Services, LLC	ACCOUNTING FIRM
KPMG LLP
CUSTODIAN	345 Park Avenue
State Street Bank and	New York, New York 10154
Trust Company

This report is submitted for the general information of the shareholders of Legg Mason Partners S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor
Services, LLC.
Member NASD, SIPC

FD02355 8/06 SR06-107

Legg Mason Partners
S&P 500 Index Fund

Class A Shares

 The Fund is a separate investment fund of Legg Mason Partners Investment
Trust, a Massachusetts business trust.

LEGG MASON PARTNERS S&P 500 INDEX FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.,
and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form
N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at
www.leggmason.com/InvestorServices and (3) on the SEC’s website at
www.sec.gov. Proxy voting reports for the period ended June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Investment
Trust—Smith Barney S&P 500 Index Fund name.

Legg Mason Partners S&P 500 Index Fund

Class D Shares

SEMI-ANNUAL

REPORT

JUNE 30, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners S&P 500 Index Fund Class D Shares
Semi-Annual Report · June 30, 2006

What’s Inside	Letter from the Chairman	I
	Fund at a Glance	1
	Fund Expenses	2
	Schedule of Investments	4
	Statement of Assets and Liabilities	20
	Statement of Operations	21
	Statements of Changes in Net Assets	22
	Financial Highlights	23
Fund Objective	Notes to Financial Statements	25
The Fund’s goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor’s 500® Composite Stock Price Index.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)i rose 1.7% in the fourth quarter of 2005—the first quarter in which GDP growth did not surpass 3.0% in nearly three years—the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.
     The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25% . Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firm-ing…will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”
     For the six-month period ended June 30, 2006, the U.S. stock market produced positive returns, with the S&P 500 Indexiv returning 2.71% . While the economy expanded and

Legg Mason Partners S&P 500 Index Fund       I

corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.
     Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000v, Russell Midcapvi and Russell 1000vii Indexes returning 8.21%, 4.84% and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.90% and –0.32%, respectively, over the reporting period.

Performance Review
For the six months ended June 30, 2006, Class D shares1 of the Legg Mason Partners S&P 500 Index Fund returned 2.84%. These shares outperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned 2.71% for the same time frame. The Lipper S&P 500 Index Objective Funds Category Average2 increased 2.46% over the period.

Performance Snapshot as of June 30, 2006 (unaudited)
6 Months
S&P 500 Index Fund—Class D Shares[1]	2.84%
S&P 500 Index	2.71%
Lipper S&P 500 Index Objective Funds Category Average	2.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions.

Management has agreed to cap Class D shares’ net annual operating expenses at 0.39%. Management may not discontinue or modify this cap without the approval of the Trustees. Absent this cap, performance would have been lower.

1	Prior to April 7, 2006, Class D shares were named Citi shares.
2	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 175 funds in the Fund’s Lipper category, and excluding sales charges.

II       Legg Mason Partners S&P 500 Index Fund

Special Shareholder Notices
As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.
     During the period, Charles Ko and Michael D. Soares, portfolio managers of Batterymarch Financial Management, Inc. (“Batterymarch”), assumed management of the Fund. Batterymarch is a wholly-owned subsidiary of Legg Mason.
     The Fund was formerly known as Smith Barney S&P 500 Index Fund. Class D shares were previously known as Citi shares.

Information About Your Fund
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.
     Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners S&P 500 Index Fund       III

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 28, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Keep in mind that stock prices are subject to market fluctuations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the Index or to adjust for relative weightings. The Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
v	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

IV        Legg Mason Partners S&P 500 Index Fund

Fund at a Glance (unaudited)

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report       1

Fund Expenses (unaudited)

Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	2.53%	$1,000.00	$1,025.30	0.54%	$2.71
Class D	2.84	1,000.00	1,028.40	0.38	1.91

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures reflect contractual fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of contractual fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2       Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.12	0.54%	$2.71
Class D	5.00	1,000.00	1,022.91	0.38	1.91

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of contractual fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments (June 30, 2006) (unaudited)
LEGG MASON PARTNERS S&P 500 INDEX FUND
Shares	Security	Value
COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 10.1%
Auto Components — 0.2%
2,489	Cooper Tire & Rubber Co.	$27,728
7,215	Goodyear Tire & Rubber Co. *	80,087
7,952	Johnson Controls Inc.	653,813
	Total Auto Components	761,628
Automobiles — 0.4%
76,149	Ford Motor Co.	527,712
23,067	General Motors Corp.	687,166
10,957	Harley-Davidson Inc.	601,430
	Total Automobiles	1,816,308
Distributors — 0.1%
7,043	Genuine Parts Co.	293,411
Diversified Consumer Services — 0.1%
5,708	Apollo Group Inc., Class A Shares *	294,933
13,563	H&R Block Inc.	323,613
	Total Diversified Consumer Services	618,546
Hotels, Restaurants & Leisure — 1.5%
17,748	Carnival Corp.	740,802
5,193	Darden Restaurants Inc.	204,604
7,535	Harrah’s Entertainment Inc.	536,341
13,491	Hilton Hotels Corp.	381,525
13,800	International Game Technology	523,572
13,259	Marriott International Inc., Class A Shares	505,433
50,823	McDonald’s Corp.	1,707,653
31,303	Starbucks Corp. *	1,182,001
8,778	Starwood Hotels & Resorts Worldwide Inc.	529,665
4,737	Wendy’s International Inc.	276,120
11,008	Yum! Brands Inc.	553,372
	Total Hotels, Restaurants & Leisure	7,141,088
Household Durables — 0.6%
3,100	Black & Decker Corp.	261,826
4,950	Centex Corp.	248,985
11,095	D.R. Horton Inc.	264,283
5,973	Fortune Brands Inc.	424,143
2,713	Harman International Industries Inc.	231,609
3,005	KB HOME	137,779
7,348	Leggett & Platt Inc.	183,553
5,583	Lennar Corp., Class A Shares	247,718
11,237	Newell Rubbermaid Inc.	290,252
8,687	Pulte Homes Inc.	250,099
2,385	Snap-on Inc.	96,401
See Notes to Financial Statements.

4       Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Household Durables — 0.6% (continued)
2,891	Stanley Works	$136,513
3,179	Whirlpool Corp.	262,744
	Total Household Durables	3,035,905
Internet & Catalog Retail — 0.1%
12,612	Amazon.com Inc. *	487,832
Leisure Equipment & Products — 0.2%
3,878	Brunswick Corp.	128,944
11,715	Eastman Kodak Co.	278,583
7,148	Hasbro Inc.	129,450
15,879	Mattel Inc.	262,162
	Total Leisure Equipment & Products	799,139
Media — 3.4%
31,625	CBS Corp., Class B Shares	855,456
20,526	Clear Channel Communications Inc.	635,280
86,175	Comcast Corp., Class A Shares *	2,821,369
2,402	Dow Jones & Co. Inc.	84,094
3,505	E.W. Scripps Co., Class A Shares	151,206
9,754	Gannett Co. Inc.	545,541
18,205	Interpublic Group of Cos. Inc. *	152,012
14,635	McGraw-Hill Cos. Inc.	735,116
1,726	Meredith Corp.	85,506
5,738	New York Times Co., Class A Shares	140,811
96,481	News Corp., Class A Shares	1,850,506
6,958	Omnicom Group Inc.	619,888
174,651	Time Warner Inc.	3,021,467
8,334	Tribune Co.	270,272
9,123	Univision Communications Inc., Class A Shares *	305,620
29,408	Viacom Inc., Class B Shares *	1,053,983
89,519	Walt Disney Co.	2,685,570
	Total Media	16,013,697
Multiline Retail — 1.2%
4,624	Big Lots Inc. *	78,978
2,482	Dillard’s Inc., Class A Shares	79,052
12,854	Dollar General Corp.	179,699
6,212	Family Dollar Stores Inc.	151,759
22,564	Federated Department Stores Inc.	825,842
9,578	J.C. Penney Co. Inc.	646,611
13,885	Kohl’s Corp. *	820,881
8,783	Nordstrom Inc.	320,579
3,940	Sears Holdings Corp. *	610,070
35,215	Target Corp.	1,720,957
	Total Multiline Retail	5,434,428
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 5

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Specialty Retail — 2.0%
6,143	AutoNation Inc. *	$131,706
2,213	AutoZone Inc. *	195,187
11,511	Bed Bath & Beyond Inc. *	381,820
16,420	Best Buy Co. Inc.	900,473
6,141	Circuit City Stores Inc.	167,158
22,471	Gap Inc.	390,995
84,304	Home Depot Inc.	3,017,240
13,966	Limited Brands Inc.	357,390
31,642	Lowe’s Cos. Inc.	1,919,720
11,735	Office Depot Inc. *	445,930
2,865	OfficeMax Inc.	116,749
5,465	RadioShack Corp.	76,510
4,488	Sherwin-Williams Co.	213,090
29,697	Staples Inc.	722,231
5,747	Tiffany & Co.	189,766
18,656	TJX Cos. Inc.	426,476
	Total Specialty Retail	9,652,441
Textiles, Apparel & Luxury Goods — 0.3%
15,698	Coach Inc. *	469,370
4,649	Jones Apparel Group Inc.	147,792
4,267	Liz Claiborne Inc.	158,135
7,722	NIKE Inc., Class B Shares	625,482
3,582	V.F. Corp.	243,289
	Total Textiles, Apparel & Luxury Goods	1,644,068
	TOTAL CONSUMER DISCRETIONARY	47,698,491
CONSUMER STAPLES — 9.6%
Beverages — 2.1%
31,519	Anheuser-Busch Cos. Inc.	1,436,951
3,390	Brown-Forman Corp., Class B Shares	242,216
83,592	Coca-Cola Co.	3,596,128
12,362	Coca-Cola Enterprises Inc.	251,814
8,118	Constellation Brands Inc., Class A Shares *	202,950
2,372	Molson Coors Brewing Co., Class B Shares	161,011
5,528	Pepsi Bottling Group Inc.	177,725
67,399	PepsiCo Inc.	4,046,636
	Total Beverages	10,115,431
Food & Staples Retailing — 2.4%
19,210	Costco Wholesale Corp.	1,097,467
33,325	CVS Corp.	1,023,078
29,508	Kroger Co.	645,045
18,448	Safeway Inc.	479,648
8,414	SUPERVALU Inc.	258,300
25,227	Sysco Corp.	770,937
101,979	Wal-Mart Stores Inc.	4,912,328
See Notes to Financial Statements.

6       Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Food & Staples Retailing — 2.4% (continued)
41,200	Walgreen Co.	$1,847,408
5,700	Whole Foods Market Inc.	368,448
	Total Food & Staples Retailing	11,402,659
Food Products — 1.2%
26,583	Archer-Daniels-Midland Co.	1,097,346
7,624	Campbell Soup Co.	282,927
21,183	ConAgra Foods Inc.	468,356
5,646	Dean Foods Co. *	209,975
14,517	General Mills Inc.	749,948
13,749	H.J. Heinz Co.	566,734
7,323	Hershey Co.	403,278
10,025	Kellogg Co.	485,511
5,491	McCormick & Co. Inc., Non Voting Shares	184,223
31,003	Sara Lee Corp.	496,668
10,275	Tyson Foods Inc., Class A Shares	152,686
9,055	Wm. Wrigley Jr. Co.	410,735
	Total Food Products	5,508,387
Household Products — 2.2%
6,153	Clorox Co.	375,149
20,991	Colgate-Palmolive Co.	1,257,361
18,752	Kimberly-Clark Corp.	1,156,998
133,838	Procter & Gamble Co.	7,441,393
	Total Household Products	10,230,901
Personal Products — 0.2%
3,169	Alberto-Culver Co.	154,393
18,365	Avon Products Inc.	569,315
4,940	Estee Lauder Cos. Inc., Class A Shares	191,030
	Total Personal Products	914,738
Tobacco — 1.5%
85,167	Altria Group Inc.	6,253,813
3,491	Reynolds American Inc.	402,512
6,585	UST Inc.	297,576
	Total Tobacco	6,953,901
	TOTAL CONSUMER STAPLES	45,126,017
ENERGY — 10.1%
Energy Equipment & Services — 2.0%
13,898	Baker Hughes Inc.	1,137,551
13,113	BJ Services Co.	488,590
21,043	Halliburton Co.	1,561,601
12,653	Nabors Industries Ltd. *	427,545
7,136	National-Oilwell Varco Inc. *	451,852
5,619	Noble Corp.	418,166
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 7

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Energy Equipment & Services — 2.0% (continued)
4,495	Rowan Cos. Inc.	$159,977
48,122	Schlumberger Ltd.	3,133,223
13,252	Transocean Inc. *	1,064,401
14,221	Weatherford International Ltd. *	705,646
	Total Energy Equipment & Services	9,548,552
Oil, Gas & Consumable Fuels — 8.1%
18,701	Anadarko Petroleum Corp.	891,851
13,473	Apache Corp.	919,532
16,858	Chesapeake Energy Corp.	509,955
90,360	Chevron Corp.	5,607,742
67,323	ConocoPhillips	4,411,676
7,432	CONSOL Energy Inc.	347,223
17,945	Devon Energy Corp.	1,084,057
28,214	El Paso Corp.	423,210
9,889	EOG Resources Inc.	685,703
246,649	Exxon Mobil Corp.	15,131,916
9,835	Hess Corp.	519,780
9,259	Kerr-McGee Corp.	642,112
4,251	Kinder Morgan Inc.	424,632
14,782	Marathon Oil Corp.	1,231,341
6,763	Murphy Oil Corp.	377,781
17,467	Occidental Petroleum Corp.	1,791,241
5,437	Sunoco Inc.	376,730
25,102	Valero Energy Corp.	1,669,785
24,274	Williams Cos. Inc.	567,041
14,805	XTO Energy Inc.	655,417
	Total Oil, Gas & Consumable Fuels	38,268,725
	TOTAL ENERGY	47,817,277
FINANCIALS — 21.3%
Capital Markets — 3.4%
9,967	Ameriprise Financial Inc.	445,226
31,352	Bank of New York Co. Inc.	1,009,534
4,919	Bear Stearns Cos. Inc.	689,054
42,082	Charles Schwab Corp.	672,470
17,392	E*TRADE Financial Corp. *	396,885
3,417	Federated Investors Inc., Class B Shares	107,636
6,208	Franklin Resources Inc.	538,916
17,622	Goldman Sachs Group Inc.	2,650,877
8,462	Janus Capital Group Inc.	151,470
5,386	Legg Mason Inc.	536,015
21,838	Lehman Brothers Holdings Inc.	1,422,746
16,745	Mellon Financial Corp.	576,530
37,687	Merrill Lynch & Co. Inc.	2,621,508
43,686	Morgan Stanley	2,761,392
7,535	Northern Trust Corp.	416,686
See Notes to Financial Statements.

8      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Capital Markets — 3.4% (continued)
13,555	State Street Corp.	$787,410
10,832	T. Rowe Price Group Inc.	409,558
	Total Capital Markets	16,193,913
Commercial Banks — 4.2%
14,199	AmSouth Bancorp.	375,564
22,477	BB&T Corp.	934,818
6,590	Comerica Inc.	342,614
7,455	Commerce Bancorp Inc.	265,920
5,280	Compass Bancshares Inc.	293,568
22,698	Fifth Third Bancorp.	838,691
5,052	First Horizon National Corp.	203,090
10,041	Huntington Bancshares Inc.	236,767
16,492	KeyCorp	588,435
3,216	M&T Bank Corp.	379,231
9,225	Marshall & Ilsley Corp.	421,951
22,201	National City Corp.	803,454
18,973	North Fork Bancorporation Inc.	572,415
12,072	PNC Financial Services Group Inc.	847,092
18,710	Regions Financial Corp.	619,675
14,879	SunTrust Banks Inc.	1,134,673
13,149	Synovus Financial Corp.	352,130
72,595	U.S. Bancorp	2,241,734
65,604	Wachovia Corp.	3,547,864
68,488	Wells Fargo & Co.	4,594,175
4,325	Zions Bancorporation	337,091
	Total Commercial Banks	19,930,952
Consumer Finance — 1.0%
50,323	American Express Co.	2,678,190
12,360	Capital One Financial Corp.	1,056,162
16,758	SLM Corp.	886,834
	Total Consumer Finance	4,621,186
Diversified Financial Services — 5.6%
186,037	Bank of America Corp.	8,948,380
8,130	CIT Group Inc.	425,118
202,659	Citigroup Inc.	9,776,270
141,714	JPMorgan Chase & Co.	5,951,988
9,921	Moody’s Corp.	540,297
11,297	Principal Financial Group Inc.	628,678
	Total Diversified Financial Services	26,270,731
Insurance — 4.5%
13,229	ACE Ltd.	669,255
20,282	AFLAC Inc.	940,071
25,914	Allstate Corp.	1,418,273
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 9

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Insurance — 4.5% (continued)
4,261	Ambac Financial Group Inc.	$345,567
105,941	American International Group Inc.	6,255,816
12,997	Aon Corp.	452,555
16,923	Chubb Corp.	844,458
7,159	Cincinnati Financial Corp.	336,545
14,767	Genworth Financial Inc., Class A Shares	514,482
12,358	Hartford Financial Services Group Inc.	1,045,487
11,683	Lincoln National Corp.	659,388
16,560	Loews Corp.	587,052
22,409	Marsh & McLennan Cos. Inc.	602,578
5,446	MBIA Inc.	318,863
30,942	MetLife Inc.	1,584,540
31,832	Progressive Corp.	818,401
20,009	Prudential Financial Inc.	1,554,699
4,842	SAFECO Corp.	272,847
28,398	St. Paul Travelers Cos. Inc.	1,265,983
4,101	Torchmark Corp.	249,013
12,059	UnumProvident Corp.	218,630
7,361	XL Capital Ltd., Class A Shares	451,229
	Total Insurance	21,405,732
Real Estate Investment Trusts (REITs) — 1.0%
4,027	Apartment Investment and Management Co., Class A Shares	174,973
8,747	Archstone-Smith Trust	444,960
3,753	Boston Properties Inc.	339,271
14,933	Equity Office Properties Trust	545,204
11,879	Equity Residential	531,348
8,622	Kimco Realty Corp.	314,617
7,488	Plum Creek Timber Co. Inc.	265,824
9,960	ProLogis	519,115
3,382	Public Storage Inc.	256,694
7,507	Simon Property Group Inc.	622,630
4,889	Vornado Realty Trust	476,922
	Total Real Estate Investment Trusts (REITs)	4,491,558
Thrifts & Mortgage Finance — 1.6%
24,697	Countrywide Financial Corp.	940,462
39,506	Fannie Mae	1,900,239
28,183	Freddie Mac	1,606,713
10,497	Golden West Financial Corp.	778,877
3,567	MGIC Investment Corp.	231,855
15,349	Sovereign Bancorp Inc.	311,744
39,185	Washington Mutual Inc.	1,786,052
	Total Thrifts & Mortgage Finance	7,555,942
	TOTAL FINANCIALS	100,470,014
See Notes to Financial Statements.

10      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
HEALTH CARE — 12.2%
Biotechnology — 1.3%
48,096	Amgen Inc. *	$3,137,302
7,692	Applera Corp. - Applied Biosystems Group	248,836
14,025	Biogen Idec Inc. *	649,778
10,618	Genzyme Corp. *	648,229
18,558	Gilead Sciences Inc. *	1,097,892
10,040	MedImmune Inc. *	272,084
	Total Biotechnology	6,054,121
Health Care Equipment & Supplies — 1.8%
2,219	Bausch & Lomb Inc.	108,820
26,649	Baxter International Inc.	979,617
10,087	Becton, Dickinson, & Co.	616,618
10,098	Biomet Inc.	315,966
49,557	Boston Scientific Corp. *	834,540
4,270	C.R. Bard Inc.	312,820
5,061	Fisher Scientific International Inc. *	369,706
6,362	Hospira Inc. *	273,184
49,205	Medtronic Inc.	2,308,699
2,172	Millipore Corp. *	136,814
5,191	PerkinElmer Inc.	108,492
14,722	St. Jude Medical Inc. *	477,287
11,846	Stryker Corp.	498,835
6,802	Thermo Electron Corp. *	246,505
4,227	Waters Corp. *	187,679
10,116	Zimmer Holdings Inc. *	573,780
	Total Health Care Equipment & Supplies	8,349,362
Health Care Providers & Services — 2.7%
23,126	Aetna Inc.	923,421
8,603	AmerisourceBergen Corp.	360,638
17,035	Cardinal Health Inc.	1,095,862
18,045	Caremark Rx Inc.	899,904
4,887	CIGNA Corp.	481,418
6,546	Coventry Health Care Inc. *	359,637
5,928	Express Scripts Inc. *	425,275
16,643	HCA Inc.	718,145
9,794	Health Management Associates Inc., Class A Shares	193,040
6,746	Humana Inc. *	362,260
8,264	IMS Health Inc.	221,888
5,086	Laboratory Corp. of America Holdings *	316,502
3,275	Manor Care Inc.	153,663
12,391	McKesson Corp.	585,847
12,304	Medco Health Solutions Inc. *	704,773
5,778	Patterson Cos. Inc. *	201,826
6,628	Quest Diagnostics Inc.	397,150
19,463	Tenet Healthcare Corp. *	135,852
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 11

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Health Care Providers & Services — 2.7% (continued)
54,939	UnitedHealth Group Inc.	$2,460,168
25,998	WellPoint Inc. *	1,891,874
	Total Health Care Providers & Services	12,889,143
Pharmaceuticals — 6.4%
62,248	Abbott Laboratories	2,714,635
6,226	Allergan Inc.	667,801
4,357	Barr Pharmaceuticals Inc. *	207,785
80,185	Bristol-Myers Squibb Co.	2,073,584
46,094	Eli Lilly & Co.	2,547,615
13,211	Forest Laboratories Inc. *	511,134
120,769	Johnson & Johnson	7,236,479
9,980	King Pharmaceuticals Inc. *	169,660
88,913	Merck & Co. Inc.	3,239,101
8,635	Mylan Laboratories Inc.	172,700
298,856	Pfizer Inc.	7,014,150
60,547	Schering-Plough Corp.	1,152,209
4,135	Watson Pharmaceuticals Inc. *	96,263
54,896	Wyeth	2,437,931
	Total Pharmaceuticals	30,241,047
	TOTAL HEALTH CARE	57,533,673
INDUSTRIALS — 11.6%
Aerospace & Defense — 2.4%
32,612	Boeing Co.	2,671,249
16,465	General Dynamics Corp.	1,077,799
4,956	Goodrich Corp.	199,677
33,666	Honeywell International Inc.	1,356,740
4,974	L-3 Communications Holdings Inc.	375,139
14,424	Lockheed Martin Corp.	1,034,778
14,021	Northrop Grumman Corp.	898,185
18,172	Raytheon Co.	809,926
6,978	Rockwell Collins Inc.	389,861
41,265	United Technologies Corp.	2,617,026
	Total Aerospace & Defense	11,430,380
Air Freight & Logistics — 1.1%
12,444	FedEx Corp.	1,454,206
2,438	Ryder System Inc.	142,452
44,239	United Parcel Service Inc., Class B Shares	3,642,197
	Total Air Freight & Logistics	5,238,855
Airlines — 0.1%
28,806	Southwest Airlines Co.	471,554
Building Products — 0.2%
7,160	American Standard Cos. Inc.	309,813
16,126	Masco Corp.	477,975
	Total Building Products	787,788
See Notes to Financial Statements.

12      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Commercial Services & Supplies — 0.7%
9,878	Allied Waste Industries Inc. *	$112,214
4,477	Avery Dennison Corp.	259,935
40,796	Cendant Corp.	664,567
5,704	Cintas Corp.	226,791
5,270	Equifax Inc.	180,972
5,265	Monster Worldwide Inc. *	224,605
9,018	Pitney Bowes Inc.	372,443
8,860	R.R. Donnelley & Sons Co.	283,077
7,007	Robert Half International Inc.	294,294
22,233	Waste Management Inc.	797,720
	Total Commercial Services & Supplies	3,416,618
Construction & Engineering — 0.1%
3,571	Fluor Corp.	331,853
Electrical Equipment — 0.5%
6,893	American Power Conversion Corp.	134,345
3,738	Cooper Industries Ltd., Class A Shares	347,335
16,741	Emerson Electric Co.	1,403,063
7,240	Rockwell Automation Inc.	521,352
	Total Electrical Equipment	2,406,095
Industrial Conglomerates — 4.1%
30,750	3M Co.	2,483,677
423,904	General Electric Co.	13,971,876
5,306	Textron Inc.	489,107
83,047	Tyco International Ltd.	2,283,793
	Total Industrial Conglomerates	19,228,453
Machinery — 1.6%
27,299	Caterpillar Inc.	2,033,230
1,888	Cummins Inc.	230,808
9,623	Danaher Corp.	618,951
9,567	Deere & Co.	798,749
8,316	Dover Corp.	411,060
6,103	Eaton Corp.	460,166
16,892	Illinois Tool Works Inc.	802,370
13,419	Ingersoll-Rand Co., Ltd., Class A Shares	574,065
7,583	ITT Industries Inc.	375,358
2,507	Navistar International Corp. *	61,697
6,741	PACCAR Inc.	555,324
5,085	Pall Corp.	142,380
4,907	Parker Hannifin Corp.	380,783
	Total Machinery	7,444,941
Road & Rail — 0.8%
14,873	Burlington Northern Santa Fe Corp.	1,178,685
9,038	CSX Corp.	636,637
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 13

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Road & Rail — 0.8% (continued)
16,903	Norfolk Southern Corp.	$899,578
10,970	Union Pacific Corp.	1,019,771
	Total Road & Rail	3,734,671
Trading Companies & Distributors — 0.0%
3,098	W. W. Grainger Inc.	233,063
	TOTAL INDUSTRIALS	54,724,271
INFORMATION TECHNOLOGY — 14.7%
Communications Equipment — 2.7%
4,808	ADC Telecommunications Inc. *	81,063
6,553	Andrew Corp. *	58,060
16,903	Avaya Inc. *	193,032
23,144	Ciena Corp. *	111,323
248,984	Cisco Systems Inc. *	4,862,657
8,087	Comverse Technology Inc. *	159,880
63,527	Corning Inc. *	1,536,718
67,052	JDS Uniphase Corp. *	169,642
23,075	Juniper Networks Inc. *	368,969
182,718	Lucent Technologies Inc. *	442,177
100,740	Motorola Inc.	2,029,911
68,286	QUALCOMM Inc.	2,736,220
18,276	Tellabs Inc. *	243,254
	Total Communications Equipment	12,992,906
Computers & Peripherals — 3.4%
34,689	Apple Computer Inc. *	1,981,436
92,650	Dell Inc. *	2,261,586
96,442	EMC Corp. *	1,057,969
10,931	Gateway Inc. *	20,769
113,720	Hewlett-Packard Co.	3,602,650
63,235	International Business Machines Corp.	4,857,713
4,275	Lexmark International Inc., Class A Shares *	238,673
7,477	NCR Corp. *	273,957
15,261	Network Appliance Inc. *	538,713
6,644	QLogic Corp. *	114,542
7,967	SanDisk Corp. *	406,158
142,658	Sun Microsystems Inc. *	592,031
	Total Computers & Peripherals	15,946,197
Electronic Equipment & Instruments — 0.3%
17,367	Agilent Technologies Inc. *	548,103
7,121	Jabil Circuit Inc.	182,298
5,653	Molex Inc.	189,771
20,783	Sanmina-SCI Corp. *	95,602
37,296	Solectron Corp. *	127,552
See Notes to Financial Statements.

14      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Electronic Equipment & Instruments — 0.3% (continued)
10,428	Symbol Technologies Inc.	$112,518
3,339	Tektronix Inc.	98,233
	Total Electronic Equipment & Instruments	1,354,077
Internet Software & Services — 1.4%
47,161	eBay Inc. *	1,381,346
8,406	Google Inc., Class A Shares *	3,524,888
9,975	VeriSign Inc. *	231,121
51,139	Yahoo! Inc. *	1,687,587
	Total Internet Software & Services	6,824,942
IT Services — 1.0%
4,811	Affiliated Computer Services Inc., Class A Shares *	248,296
23,508	Automatic Data Processing Inc.	1,066,088
7,673	Computer Sciences Corp. *	371,680
5,616	Convergys Corp. *	109,512
21,150	Electronic Data Systems Corp.	508,869
31,114	First Data Corp.	1,401,375
7,203	Fiserv Inc. *	326,728
13,678	Paychex Inc.	533,168
5,449	Sabre Holdings Corp., Class A Shares	119,878
13,964	Unisys Corp. *	87,694
	Total IT Services	4,773,288
Office Electronics — 0.1%
37,449	Xerox Corp. *	520,915
Semiconductors & Semiconductor Equipment — 2.7%
19,745	Advanced Micro Devices Inc. *	482,173
14,560	Altera Corp. *	255,528
14,596	Analog Devices Inc.	469,115
63,601	Applied Materials Inc.	1,035,424
18,682	Broadcom Corp., Class A Shares *	561,394
16,550	Freescale Semiconductor Inc., Class B Shares *	486,570
236,984	Intel Corp.	4,490,847
8,120	KLA-Tencor Corp.	337,548
12,402	Linear Technology Corp.	415,343
15,972	LSI Logic Corp. *	142,949
13,080	Maxim Integrated Products Inc.	419,999
29,575	Micron Technology Inc. *	445,400
13,627	National Semiconductor Corp.	325,004
5,102	Novellus Systems Inc. *	126,019
14,378	NVIDIA Corp. *	306,108
8,202	PMC-Sierra Inc. *	77,099
7,959	Teradyne Inc. *	110,869
63,546	Texas Instruments Inc.	1,924,808
14,010	Xilinx Inc.	317,327
	Total Semiconductors & Semiconductor Equipment	12,729,524
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 15

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Software — 3.1%
24,419	Adobe Systems Inc. *	$741,361
9,450	Autodesk Inc. *	325,647
8,640	BMC Software Inc. *	206,496
18,533	CA Inc.	380,853
7,429	Citrix Systems Inc. *	298,200
15,213	Compuware Corp. *	101,927
12,489	Electronic Arts Inc. *	537,526
6,968	Intuit Inc. *	420,797
357,818	Microsoft Corp.	8,337,159
14,139	Novell Inc. *	93,742
158,834	Oracle Corp. *	2,301,505
4,500	Parametric Technology Corp. *	57,195
42,218	Symantec Corp. *	656,068
	Total Software	14,458,476
	TOTAL INFORMATION TECHNOLOGY	69,600,325
MATERIALS — 3.0%
Chemicals — 1.5%
9,081	Air Products & Chemicals Inc.	580,458
2,828	Ashland Inc.	188,628
39,278	Dow Chemical Co.	1,533,020
37,575	E.I. du Pont de Nemours & Co.	1,563,120
3,294	Eastman Chemical Co.	177,876
7,418	Ecolab Inc.	301,022
4,612	Hercules Inc. *	70,379
3,237	International Flavors & Fragrances Inc.	114,072
11,015	Monsanto Co.	927,353
6,711	PPG Industries Inc.	442,926
13,179	Praxair Inc.	711,666
5,853	Rohm & Haas Co.	293,352
2,727	Sigma-Aldrich Corp.	198,089
	Total Chemicals	7,101,961
Construction Materials — 0.1%
4,072	Vulcan Materials Co.	317,616
Containers & Packaging — 0.2%
4,269	Ball Corp.	158,124
4,264	Bemis Co. Inc.	130,564
5,832	Pactiv Corp. *	144,342
3,328	Sealed Air Corp.	173,322
4,436	Temple-Inland Inc.	190,171
	Total Containers & Packaging	796,523
Metals & Mining — 0.9%
35,390	Alcoa Inc.	1,145,221
3,558	Allegheny Technologies Inc.	246,356
7,687	Freeport-McMoRan Copper & Gold Inc., Class B Shares	425,937
See Notes to Financial Statements.

16       Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Metals & Mining — 0.9% (continued)
18,309	Newmont Mining Corp.	$969,095
12,709	Nucor Corp.	689,463
8,313	Phelps Dodge Corp.	682,996
5,099	United States Steel Corp.	357,542
	Total Metals & Mining	4,516,610
Paper & Forest Products — 0.3%
20,055	International Paper Co.	647,776
4,301	Louisiana-Pacific Corp.	94,192
7,327	MeadWestvaco Corp.	204,643
10,043	Weyerhaeuser Co.	625,177
	Total Paper & Forest Products	1,571,788
	TOTAL MATERIALS	14,304,498
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 2.6%
158,610	AT&T Inc.	4,423,633
73,774	BellSouth Corp.	2,670,619
4,783	CenturyTel Inc.	177,689
13,282	Citizens Communications Co.	173,330
6,077	Embarq Corp. *	249,096
63,982	Qwest Communications International Inc. *	517,614
118,982	Verizon Communications Inc.	3,984,707
	Total Diversified Telecommunication Services	12,196,688
Wireless Telecommunication Services — 0.7%
15,870	ALLTEL Corp.	1,012,982
121,503	Sprint Nextel Corp.	2,428,845
	Total Wireless Telecommunication Services	3,441,827
	TOTAL TELECOMMUNICATION SERVICES	15,638,515
UTILITIES — 3.4%
Electric Utilities — 1.8%
6,662	Allegheny Energy Inc. *	246,960
16,066	American Electric Power Co. Inc.	550,261
50,370	Duke Energy Corp.	1,479,367
13,289	Edison International	518,271
8,481	Entergy Corp.	600,031
27,265	Exelon Corp.	1,549,470
13,453	FirstEnergy Corp.	729,287
16,488	FPL Group Inc.	682,273
4,123	Pinnacle West Capital Corp.	164,549
15,638	PPL Corp.	505,107
10,318	Progress Energy Inc.	442,333
30,265	Southern Co.	969,993
	Total Electric Utilities	8,437,902
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 17

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Gas Utilities — 0.0%
1,812	Nicor Inc.	$75,198
1,589	Peoples Energy Corp.	57,061
	Total Gas Utilities	132,259
Independent Power Producers & Energy Traders — 0.5%
26,850	AES Corp. *	495,383
7,299	Constellation Energy Group Inc.	397,942
14,637	Dynegy Inc., Class A Shares *	80,064
18,860	TXU Corp.	1,127,639
	Total Independent Power Producers & Energy Traders	2,101,028
Multi-Utilities — 1.1%
8,375	Ameren Corp.	422,937
12,704	CenterPoint Energy Inc.	158,800
9,107	CMS Energy Corp. *	117,845
10,024	Consolidated Edison Inc.	445,467
14,157	Dominion Resources Inc.	1,058,802
7,251	DTE Energy Co.	295,406
7,136	KeySpan Corp.	288,294
11,181	NiSource Inc.	244,193
14,160	PG&E Corp.	556,204
10,256	Public Service Enterprise Group Inc.	678,127
10,597	Sempra Energy	481,951
8,536	TECO Energy Inc.	127,528
16,689	Xcel Energy Inc.	320,095
	Total Multi-Utilities	5,195,649
	TOTAL UTILITIES	15,866,838
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $418,566,956)	468,779,919
Face Amount
SHORT-TERM INVESTMENTS(a) — 1.3%
Repurchase Agreement — 1.2%
$5,710,000	State Street Bank & Trust Co. dated 6/30/06, 4.080% due 7/3/06;
	Proceeds at maturity - $5,711,941; (Fully collateralized by
	U.S. Treasury Note, 4.625% due 3/31/08; Market value - $5,825,000)
	(Cost — $5,710,000)	5,710,000
U.S. Government Obligation — 0.1%
425,000	U.S. Treasury Bills, 4.804%-4.828% due 9/14/06 (Cost — $420,777) (b)(c)	420,924
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $6,130,777)	6,130,924
See Notes to Financial Statements.

18      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Face Amount	Security	Value
	TOTAL INVESTMENTS — 100.6% (Cost — $424,697,733#)	$474,910,843
	Liabilities in Excess of Other Assets — (0.6)%	(2,926,325)
	TOTAL NET ASSETS — 100.0%	$471,984,518

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(c)	Rate shown represents yield to maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 19

Statement of Assets and Liabilities (June 30, 2006) (unaudited)
ASSETS:
Investments, at value (Cost — $424,697,733)	$474,910,843
Cash	257
Receivable for Fund shares sold	590,315
Dividends and interest receivable	536,412
Receivable for securities sold	57,106
Prepaid expenses	29,691
Other assets	1,075
Total Assets	476,125,699
LIABILITIES:
Payable for Fund shares repurchased	3,805,775
Administration fee payable	57,902
Investment management fee payable	36,034
Distribution fees payable	35,453
Payable for securities purchased	31,671
Payable to broker - variation margin on open futures contracts	16,581
Trustees’ fees payable	2,086
Deferred compensation payable	669
Accrued expenses	155,010
Total Liabilities	4,141,181
Total Net Assets	$471,984,518
NET ASSETS:
Par value (Note 6)	$36,444
Paid-in capital in excess of par value	466,769,245
Undistributed net investment income	3,458,546
Accumulated net realized loss on investments and futures contracts	(48,609,702)
Net unrealized appreciation on investments and futures contracts	50,329,985
Total Net Assets	$471,984,518
Shares Outstanding†:
Class A	33,759,226
Class D	2,685,163
Net Asset Value†:
Class A	$12.95
Class D	$13.02
†On April 7, 2006, Smith Barney shares and Citi shares were renamed as Class A and Class D shares, respectively.
See Notes to Financial Statements.

20      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2006) (unaudited)
INVESTMENT INCOME:
Dividends	$4,636,955
Interest	124,034
Total Investment Income	4,760,989
EXPENSES:
Distribution fees (Notes 2 and 4)	452,007
Investment management fee (Note 2)	369,964
Administration fees (Note 2)	246,642
Transfer agent fees (Note 4)	97,369
Shareholder reports (Note 4)	68,458
Standard and Poor’s license fee	23,968
Custody fees	19,529
Registration fees	18,369
Audit and tax	12,511
Legal fees	5,958
Insurance	5,581
Trustees’ fees	4,419
Miscellaneous expenses	1,810
Total Expenses	1,326,585
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(24,142)
Net Expenses	1,302,443
Net Investment Income	3,458,546
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Loss From:
Investment transactions	(21,501,805)
Futures contracts	(235,146)
Net Realized Loss	(21,736,951)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	30,888,607
Futures contracts	200,440
Change in Net Unrealized Appreciation/Depreciation	31,089,047
Net Gain on Investments and Futures Contracts	9,352,096
Increase in Net Assets From Operations	$12,810,642
See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 21

Statements of Changes in Net Assets
For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005
	2006	2005
OPERATIONS:
Net investment income	$3,458,546	$6,451,043
Net realized loss	(21,736,951)	(9,035,886)
Change in net unrealized appreciation/depreciation	31,089,047	23,432,042
Increase in Net Assets From Operations	12,810,642	20,847,199
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	—	(6,600,607)
Decrease in Net Assets From Distributions to Shareholders	—	(6,600,607)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	33,334,597	83,013,135
Reinvestment of distributions	—	6,237,233
Cost of shares repurchased	(74,764,695)	(114,246,189)
Decrease in Net Assets From Fund Share Transactions	(41,430,098)	(24,995,821)
Decrease in Net Assets	(28,619,456)	(10,749,229)
NET ASSETS:
Beginning of period	500,603,974	511,353,203
End of period *	$471,984,518	$500,603,974
* Includes undistributed net investment income of:	$3,458,546	$—
See Notes to Financial Statements.

22      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares(1)(2)	2006(3)		2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$12.63		$12.28	$11.30	$8.92	$11.63	$13.38
Income (Loss) From Operations:
Net investment income	0.09		0.16	0.16	0.12	0.10	0.10
Net realized and
unrealized gain (loss)	0.23		0.36	0.99	2.37	(2.71)	(1.75)
Total Income (Loss) From Operations	0.32		0.52	1.15	2.49	(2.61)	(1.65)
Less Distributions From:
Net investment income	—		(0.17)	(0.17)	(0.11)	(0.10)	(0.10)
Total Distributions	—		(0.17)	(0.17)	(0.11)	(0.10)	(0.10)
Net Asset Value, End of Period	12.95		12.63	12.28	11.30	8.92	11.63
Total Return(4)	2.53%		4.19%	10.21%	27.95%	(22.47)%	(12.37)%
Net Assets,
End of Period (millions)	437		453	467	466	332	380
Ratios to Average Net Assets:
Gross expenses	0.55	%(5)	0.59%	0.58%	0.61%	0.62%	0.60%
Net expenses(6)(7)	0.54	(5)	0.59	0.57	0.59	0.59	0.59
Net investment income	1.39	(5)	1.27	1.42	1.19	1.03	0.81
Portfolio Turnover Rate	4%		8%	6%	1%	2%	7%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 7, 2006, Smith Barney shares were renamed as Class A shares.
(3)	For the six months ended June 30, 2006 (unaudited).
(4)	Performance figures may reflect contractual fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	As a result of a contractual expense limitation, the ratio of expenses to average net assets for Class A shares will not exceed 0.59%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements. Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report 23

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class D Shares(1)(2)	2006(3)		2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$12.66		$12.30	$11.32	$8.93	$11.64	$13.39
Income (Loss) From Operations:
Net investment income	0.10		0.18	0.19	0.14	0.12	0.13
Net realized and
unrealized gain (loss)	0.26		0.37	0.99	2.39	(2.72)	(1.76)
Total Income (Loss) From Operations	0.36		0.55	1.18	2.53	(2.60)	(1.63)
Less Distributions From:
Net investment income	—		(0.19)	(0.20)	(0.14)	(0.11)	(0.12)
Total Distributions	—		(0.19)	(0.20)	(0.14)	(0.11)	(0.12)
Net Asset Value, End of Period	$13.02		$12.66	$12.30	$11.32	$8.93	$11.64
Total Return(4)	2.84%		4.47%	10.39%	28.29%	(22.29)%	(12.19)%
Net Assets,
End of Period (millions)	$35		$48	$44	$43	$24	$30
Ratios to Average Net Assets:
Gross expenses	0.45	%(5)	0.53%	0.42%	0.42%	0.53%	0.40%
Net expenses(6)(7)	0.38	(5)	0.39	0.39	0.39	0.39	0.39
Net investment income	1.56	(5)	1.47	1.61	1.39	1.20	1.01
Portfolio Turnover Rate	4%		8%	6%	1%	2%	7%

(1)	Per share amounts have been calculated using the average shares method.
(2)	On April 7, 2006, Citi shares were renamed as Class D shares.
(3)	For the six months ended June 30, 2006 (unaudited).
(4)	Performance figures may reflect contractual fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	As a result of a contractual expense limitation, the ratio of expenses to average net assets for Class D shares will not exceed 0.39%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.
24 Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies
Legg Mason Partners S&P 500 Index Fund (formerly known as Smith Barney S&P 500 Index Fund ) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Trust (formerly known as Smith Barney Investment Trust) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
     (c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report      25

Notes to Financial Statements (unaudited) (continued)

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
     (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
     (e) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the true tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.
     (f ) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
     (g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
     (h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.
     (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. During the current period, accumulated realized gain and cost of investments have each been reduced by $4,660 as a result of return of capital distributions paid by REITs. These adjustments have no effect on net assets or net asset values per share.

26     Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates
TIMCO Asset Management, Inc. (“TIMCO”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acts as the investment adviser of the Fund. Under the investment advisory agreement, the Fund pays an investment management fee calculated at an annual rate of 0.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.
     Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, acts as administrator to the Fund. Under the administration agreement, the Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.
     During the six months ended June 30, 2006, the Fund’s Class A and D shares had contractual expense limitations in place of 0.59% and 0.39% of the average daily net assets of each class, respectively.
     During the six months ended June 30, 2006, TIMCO waived a portion of its fee in the amount of $13,029. In addition, during the six months ended June 30, 2006, the Fund was reimbursed for expenses in the amount of $11,113. These expense limitations may not be discontinued or modified without the approval of the Board of Trustees.
     Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.
     The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees' fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees' fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2006, the Fund had accrued $669 as deferred compensation payable under the Plan.
     Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report      27

Notes to Financial Statements (unaudited) (continued)

3. Investments
During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$20,212,368
Sales	58,635,541

     At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$108,846,069
Gross unrealized depreciation	(58,632,959)
Net unrealized appreciation	$ 50,213,110

At June 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	20	9/06	$6,280,125	$6,397,000	$116,875

4. Class Specific Expenses
The Fund has adopted a Rule 12b-1 Distribution Plan and under that plan the Fund pays a service fee calculated at the annual rate of 0.20% of the average daily net assets for Class A shares. There is no distribution fee incurred by the Fund's Class D shares. Distribution fees are accrued daily and paid monthly.
      For the six months ended June 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$452,007	$79,168	$52,389
Class D	—	18,201	16,069
Total	$452,007	$97,369	$68,458

5. Distributions to Shareholders by Class

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net Investment Income:
Class A†	$ —	$5,887,123
Class D†	—	713,484
Total	$ —	$6,600,607
† On April 7, 2006, Smith Barney shares and Citi shares were renamed as Class A and Class D shares, respectively.

28      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6. Shares of Beneficial Interest
At June 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
      Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Class A†
Shares sold	2,142,614	$ 27,850,510	5,575,583	$ 68,237,556
Shares issued on reinvestment	—	—	434,246	5,527,952
Shares repurchased	(4,216,333)	(54,916,309)	(8,217,713)	(101,118,613)
Net Decrease	(2,073,719)	$ (27,065,799)	(2,207,884)	$ (27,353,105)
Class D†
Shares sold	419,846	$ 5,484,087	1,198,323	$ 14,775,579
Shares issued on reinvestment	—	—	55,586	709,281
Shares repurchased	(1,521,215)	(19,848,386)	(1,074,413)	(13,127,576)
Net Increase (Decrease)	(1,101,369)	$ (14,364,299)	179,496	$ 2,357,284
† On April 7, 2006, Smith Barney shares and Citi shares were renamed as Class A and Class D shares, respectively.

7. Capital Loss Carryforward
As of December 31, 2005, the Fund had a net capital loss carryforward of approximately $9,698,672 all of which expires in 2010. This amount will be available to offset any future taxable capital gains.

8. Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report       29

Notes to Financial Statements (unaudited) (continued)

specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.
     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

30      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9. Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
     As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

*      *      *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be

Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report      31

Notes to Financial Statements (unaudited) (continued)

brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to replead as a derivative claim.

10. Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
     Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Fund.

11. Subsequent Events
     The Fund’s Board has approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.
     Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

12. Recent Accounting Pronouncement
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires

32      Legg Mason Partners S&P 500 Index Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Legg Mason Partners S&P 500 Index Fund Class D Shares

TRUSTEES	TRANSFER AGENT
Dwight B. Crane	PFPC Inc.
Burt N. Dorsett	4400 Computer Drive
R. Jay Gerken, CFA	Westborough, Massachusetts
Chairman	01581
Elliot S. Jaffe
Stephen E. Kaufman	SUB-TRANSFER AGENT
Cornelius C. Rose, Jr.	Boston Financial Data
Services, Inc.
INVESTMENT ADVISER	2 Heritage Drive
TIMCO Asset Management, Inc.	North Quincy, Massachusetts
02171
DISTRIBUTORS
Citigroup Global Markets Inc.	INDEPENDENT
Legg Mason Investor	REGISTERED PUBLIC
Services, LLC	ACCOUNTING FIRM
KPMG LLP
CUSTODIAN	345 Park Avenue
State Street Bank and	New York, New York 10154
Trust Company

This report is submitted for the general information of the shareholders of Legg Mason Partners S&P 500 Index Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor
Services, LLC.
Member NASD, SIPC

FD02356 8/06 SR06-106

Legg Mason Partners
S&P 500 Index Fund

Class D Shares

 The Fund is a separate investment fund of Legg Mason Partners Investment Trust, a Massachusetts business trust.

LEGG MASON PARTNERS S&P 500 INDEX FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.,
and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form
N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at
www.leggmason.com/InvestorServices and (3) on the SEC’s website at
www.sec.gov. Proxy voting reports for the period ended June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Investment
Trust—Smith Barney S&P 500 Index Fund name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Investment Trust

Date:	September 7, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Investment Trust

Date:	September 7, 2006

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak) Chief Financial Officer of Legg Mason Partners Investment Trust

Date:	September 7, 2006